Preserver Alternative Opportunities Fund
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 76.57% Shares Fair Value
Australia — 1.86%
Consumer Discretionary — 1.26%
Aristocrat Leisure Ltd. 12,000 $ 377,304
Health Care — 0.60%
Fisher & Paykel Healthcare Corp. Ltd. 8,000 181,282
Total Australia 558,586
Bermuda — 1.12%
Industrials — 1.12%
Triton International Ltd. 6,000 335,820
Canada — 3.10%
Materials — 1.10%
Nutrien Ltd. 5,000 330,600
Real Estate — 0.93%
NorthWest Healthcare Properties REIT 27,061 279,835
Technology — 1.07%
Descartes Systems Group, Inc. (The)
(a)
4,000 321,440
Total Canada 931,875
France — 1.77%
Industrials — 1.77%
Schneider Electric SE 3,000 531,180
Ireland — 2.86%
Industrials — 1.08%
Eaton Corp. PLC 2,000 324,120
Technology — 1.78%
Accenture PLC, Class A 1,500 536,100
Total Ireland 860,220
Japan — 0.86%
Consumer Staples — 0.86%
ITOCHU Corp. 9,000 259,577
Netherlands — 0.87%
Financials — 0.87%
Euronext NV 2,660 261,840
Switzerland — 2.16%
Health Care — 1.04%
Alcon, Inc. 4,000 313,600
Technology — 1.12%
Garmin Ltd. 2,500 333,850
Total Switzerland 647,450
United Kingdom — 1.03%

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 76.57% - continued Shares Fair Value
Communications — 1.03%
S4 Capital PLC
(a)
40,000 $ 308,003
United States — 60.94%
Communications — 0.96%
Walt Disney Co. (The)
(a)
2,000 289,800
Consumer Discretionary — 9.41%
AutoZone, Inc.
(a)
175 317,987
Best Buy Co., Inc. 2,500 267,150
Brunswick Corp. 2,500 234,775
Crocs, Inc.
(a)
2,500 410,050
Fortune Brands Home & Security, Inc. 3,500 351,855
Home Depot, Inc. (The) 1,000 400,610
Lithia Motors, Inc., Class A 700 203,931
LKQ Corp. 6,000 335,400
Ulta Beauty, Inc.
(a)
800 307,160
2,828,918
Energy — 2.60%
Enviva Partners LP 6,000 420,180
Exxon Mobil Corp. 6,000 359,040
779,220
Financials — 7.60%
Blackstone Group LP (The), Class A 4,000 565,800
Bridge Investment Group Holdings, Inc.,
Class A
(a)
15,000 310,950
Brown & Brown, Inc. 5,000 322,050
Fidelity National Financial, Inc. 6,500 317,915
First Republic Bank 2,000 419,320
SVB Financial Group
(a)
500 346,165
2,282,200
Health Care — 5.45%
AmerisourceBergen Corp. 2,500 289,375
Danaher Corp.
(b)
1,500 482,460
HCA Healthcare, Inc. 1,000 225,590
Pfizer, Inc. 6,000 322,380
Royalty Pharma PLC, Class A 8,000 318,160
1,637,965
Industrials — 6.34%
Crane Co. 2,800 270,312
CSX Corp. 12,000 415,920
Deere & Co. 1,000 345,540
Generac Holdings, Inc.
(a)
600 252,744
Honeywell International, Inc.
(b)
1,600 323,584
Littelfuse , Inc. 1,000 298,480
1,906,580
Materials — 3.45%
Avient Corp. 6,000 330,060
Freeport-McMoRan, Inc. 9,000 333,720

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 76.57% - continued Shares Fair Value
Materials — 3.45% - continued
Sealed Air Corp. 6,000 $ 372,720
1,036,500
Real Estate — 6.38%
AvalonBay Communities, Inc. 1,300 310,531
Invitation Homes, Inc. 10,000 404,400
Jones Lang LaSalle, Inc.
(a)
1,500 352,365
Life Storage, Inc. 3,000 396,420
Prologis, Inc. 3,000 452,250
1,915,966
Technology — 18.45%
Adobe Systems, Inc.
(a)
1,000 669,851
Apple, Inc. 2,000 330,600
Bentley Systems, Inc., Class B 5,000 239,950
Intuit, Inc. 800 521,840
Mastercard , Inc., Class A 1,000 314,920
Microsoft Corp.
(b)
2,000 661,180
Moody's Corp.
(b)
1,300 507,832
Motorola Solutions, Inc. 2,000 506,360
QUALCOMM, Inc. 2,000 361,120
S&P Global, Inc. 1,000 455,730
salesforce.com, Inc.
(a)
1,200 341,952
TransUnion 2,500 277,975
Zebra Technologies Corp., Class A
(a)
600 353,268
5,542,578
Utilities — 0.30%
Ferrellgas Partners LP, Class B
(a)
364 89,362
Total United States 18,309,089
Total Common Stocks (Cost $18,655,502) 23,003,640
PREFERRED STOCKS — 5.51%
United States — 5.51%
Financials — 3.31%
B. Riley Financial, Inc., 5.25% 12,000 300,480
Capital One Financial Corp., Series J, 4.80% 12,000 307,320
Citigroup, Inc., Series J, 7.13% 5,000 136,200
PennyMac Mortgage Investment Trust, Series C, 6.75%
(a)
10,000 250,000
994,000
Real Estate — 2.20%
DigitalBridge Group, Inc., 7.15% 15,100 380,520
Hersha Hospitality Trust, Series C, 6.88% 12,000 282,000
662,520
Total Preferred Stocks (Cost $1,520,177) 1,656,520

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
CORPORATE BONDS — 8.65%
Principal
Amount Fair Value
Netherlands — 1.07%
Health Care — 1.07%
Teva Pharmaceutical Finance Netherlands III BV, 6.75%,
3/1/2028 $ 300,000 $ 321,657
United States — 7.58%
Communications — 0.74%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025 200,000 222,416
Consumer Discretionary — 1.15%
International Game Technology PLC, 5.35%, 10/15/2023 120,000 127,904
L Brands, Inc., 5.25%, 2/1/2028 200,000 214,968
342,872
Financials — 5.00%
Bank of America Corp., Series FF, 5.88%, Perpetual 250,000 275,313
Citigroup Global Markets Holdings, Inc., Series N, MTN, 7.00%,
12/3/2026
(c)
500,000 500,000
Citigroup, Inc., Series M, 6.30%, Perpetual (3MO LIBOR +
342.30bps)
(c)
220,000 230,175
PNC Bank NA, 4.05%, 7/26/2028 250,000 282,834
Stifel Financial Corp., 4.25%, 7/18/2024 200,000 214,792
1,503,114
Industrials — 0.35%
Timken Co. (The), 3.88%, 9/1/2024 100,000 105,727
Real Estate — 0.34%
Senior Housing Properties Trust, 4.75%, 5/1/2024 100,000 102,348
Total United States 2,276,477
Total Corporate Bonds
(Cost $2,409,806) 2,598,134
U.S. TREASURY OBLIGATIONS — 2.65%
United States Treasury Inflation Indexed Bonds, 0.13% ,
4/15/2025
(d)
240,000 274,393
United States Treasury Inflation Indexed Bonds, 0.38% ,
7/15/2025
(d)
200,000 252,878
United States Treasury Inflation Indexed Bonds, 2.00% ,
1/15/2026
(d)
167,000 269,051
Total U.S. Treasury Obligations (Cost $742,959) 796,322
COLLATERALIZED MORTGAGE OBLIGATIONS
— 1.20%
Banc of America Mortgage Securities, Inc., Series 2004-K, Class
B3, 4.47% , 12/25/2034
(c)
8,867 9,866

Preserver Alternative Opportunities Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATIONS —
1.20% - continued
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1,
6.00% , 10/25/2033 $ 34,923 $ 36,010
Countrywide Home Loans Mortgage Pass Through Trust, Series
2004-HYB9, Class 1A1, 2.67% , 2/20/2035
(c)
6,898 6,965
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 0.59% ,
6/25/2035 (1MO LIBOR + 50bps)
(c)
8,727 8,559
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1,
2.17% , 11/19/2034
(c)
62,764 64,782
Impac CMB Trust, Series 2005-08, Class 2B, 2.34% , 2/25/2036
(1MO LIBOR + 225bps)
(c)
70,241 70,802
Residential Asset Mortgage Products, Inc., Series 2001-RS2,
Class MII2, 1.52% , 6/25/2031 (1MO LIBOR + 142.5bps)
(c)
164,979 165,267
Total Collateralized Mortgage Obligations (Cost $337,183) 362,251
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.61%
Wells Fargo & Co. 130 $ 621,140 $ 35.00 1/20/2023 $ 185,250
Total Call Options Purchased (Cost $89,402) 185,250
Total Investments — 95.20% (Cost $23,755,029) 28,602,117
Other Assets in Excess of Liabilities — 4.80% 1,441,070
NET ASSETS — 100.00% $ 30,043,187
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for unsettled security transactions or options.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
MTN - Medium Term Note
REIT - Real Estate Investment Trust

Preserver Alternative Opportunities Fund
Schedule of Open Written Option Contracts
November 30, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS  — 0.00%
(a)
Crocs, Inc. (12) $ 196,824 $ 195.00 12/17/2021 $ (744)
Total Written Options (Premiums Received
$4,919) $ (744)
(a) Percentage rounds to less than (0.005)%.